FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENT
Summary of assets that are measured at fair value on a recurring basis

	As of December 31, 2019
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments in time deposits	7,095,686	—	—	7,095,686
Short-term investments in investment products	—	550,000	—	550,000
Listed equity securities	159,148	—	—	159,148
Available-for-sale debt securities	—	—	448,776	448,776

		As of December 31, 2018
	Level 1	Level 2	Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments in time deposits	6,855,886	—	—	6,855,886
Short-term investments in investment products	—	10,000	—	10,000
Available-for-sale debt securities	—	—	448,776	448,776
Convertible senior notes	1,725,182	—	—	1,725,182

Summary of reconciliation of Level 1 fair value measurement of listed equity securities

RMB
Balance at December 31, 2018	—
Initial recognition	201,558
Unrealized loss	(42,410)
Balance at December 31, 2019	159,148

Summary of reconciliation of Level 3 fair value measurement of available-for-sale debt securities

RMB
Balance at December 31, 2016	165,217
Unrealized gain	147,602
Balance at December 31, 2017	312,819
Unrealized gain	155,387
Sale of debt securities	(19,430)
Balance at December 31, 2018	448,776
Balance at December 31, 2019	448,776